Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve

a.	Wells unassigned to a reserve

	June 30, 2021		December 31, 2020		June 30, 2020
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	21,435,160	Ps.	12,831,281	Ps.	12,831,281
Additions to construction in progress		9,092,291		23,237,519		8,449,972
Transfers against expenses		(4,663,242)		(8,404,284)		(4,258,607)
Transfers against fixed assets		(4,311,419)		(6,229,356)		(2,205,449)

Balance at the end of period	Ps.	21,552,790	Ps.	21,435,160	Ps.	14,817,197

Schedule of Other Components of Intangible Assets

b.	Other intangible assets

	June 30, 2021	December 31, 2020
Licenses	Ps. 5,054,004	Ps. 4,885,305
Exploration expenses, evaluation of assets and concessions	1,766,892	1,769,100
Accumulated amortization	(5,369,912)	(5,313,781)

Balance at the end of the period	Ps. 1,450,984	Ps. 1,340,624